RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions [Text Block]
30.	RELATED PARTY TRANSACTIONS

In addition to the transactions and balances as disclosed elsewhere in these consolidated financial statements, during the nine months ended September 30, 2013 and 2012, the Company had the following significant related party transactions:-

Name of related party	Nature of transactions

Mr. Solomon Yip Kun Lee, Chairman
Included in due to a director, due to Mr. Solomon Yip Kun Lee is $4,989,134 and $3,345,803 as of September 30, 2013 and December 31, 2012, respectively. The amounts are unsecured, interest free and have no fixed term of repayment.

33.     RELATED PARTY TRANSACTIONS

In addition to the transactions and balances as disclosed elsewhere in these consolidated financial statements, during the years ended December 31, 2012 and 2011, the Company had the following significant related party transactions:

Name of related party	Nature of transactions

Mr. Xi Ming Sun, director of ZhongXingNong Nu Co., Ltd
During the year ended December 31, 2011, the Company sold its 100% equity interest in HYT group (including HYT and ZX) for $45,000,000.  During the year ended December 31, 2011, as disclosed in the statements of cash flow, disposal proceeds of HYT group amounting to $38,056,750 was settled in contra against payable of acquisition of the fifth and sixth land use rights as mentioned in notes 12 and 15.

Included in due from related parties, due from Mr. Xi Ming Sun is $0 and $5,386,233 as of December 31, 2012 and 2011. The amount is unsecured, interest free and has a fixed term of repayment.

Enping City Bi Tao A Power Prawn Culture Development Co. Limited, equity investee
During the year ended December 31, 2011, the Company entered into a prawn farm contract with Enping Bi Tao A Power Prawn Culture Development Co. Ltd (under application) with a contract value of $8,740,980 and recognized income of $4,021,554.

Billings in excess costs and estimated earnings on uncompleted contract, due to Enping City Bi Tao A Power Prawn Culture Development Co. Limited (under application) is $0 and $225,835 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Dongguan City Shenghua A Power Agriculture Development Co., Limited, stockholder of Hunan Shenghua A Power Agriculture Co., Limited
Included in due to related parties, due to Dongguan City Shenghua A Power Agriculture Development Co., Limited is $0 and $66,000 as of December 31, 2012 and 2011. The amount is unsecured, interest free and has fixed term of repayment.

Mr. Yue Xiong He, director of Jiang Men City Hang Sing Tai Agriculture Development Co Ltd, subsidiary of the Company
Included in due to related parties, due to Mr. Yue Xiong He is $0 and $800,000 as of December 31, 2012 and 2011, respectively. The amounts are unsecured, interest free and have no fixed term of repayment.

Capital Adventures, Inc. owned by Messrs. Solomon Lee Yip Kun, Tan Paoy Teik and Chen Bor Han	During the year ended December 31, 2011, the Company purchased 7,000,000 shares of the Company from Capital Adventure, Inc. for $396,400.

Xiang Jun Fang, director of Jiang Men City Hang Sing Tai Agriculture Development Co Ltd, a subsidiary of the Company
Included in due to related parties, due to Mr. Xiang Jun Fang is $0 and $1,413 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Mr. Solomon Yip Kun Lee, Chairman
Included in due to a director, due to Mr. Solomon Yip Kun Lee is $3,345,803 and $289,764 as of December 31, 2012 and 2011, respectively. The amounts are unsecured, interest free and have no fixed term of repayment.

Hang Yu Tai Investment Limited controlled by Mr. Xi Ming Sun
Included in due from related parties, due from Hang Yu Tai Investment Limited is $0 and $10,434,519 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Jiang Men City A Power Fishery Development Co., Limited (“JFD”), equity investee
During the year ended December 31, 2011, the Company entered into a fishery farm contract with Jiang Men City A Power Fishery Development Co., Limited with a contract value of $5,906,956 and recognized   income of $3,181,774.

Billings in excess costs and estimated earnings on uncompleted contract, due to Jiang Men City A Power Fishery Development Co., Limited is $0 and $1,484,320 as of December 31, 2012 and 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.

Jiang Men City Hang Mei Cattle Farm Development Co., Limited ("JHMC") (Formerly known as Enping City A Power Cattle Farm Co., Limited ("ECF")), an equity investee
During the year ended December 31, 2011, the Company entered into a cattle farm contract with Jiang Men City Hang Mei Cattle Farm Development Co., Limited with a contract value of $4,418,464 and recognized income of $1,651,808.

Billings in excess costs and estimated earnings on uncompleted contract, due to Jiang Men City Hang Mei Cattle Farm Development Co., Limited is $0 and $251,964 as of December 31, 2012 and December 31, 2011, respectively. The amount is unsecured, interest free and has no fixed term of repayment.